Organization and business overview (Tables)	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of financial statements of the company

The condensed consolidated interim financial statements of the Company include the following entities:

Name	Date of incorporation	Percentage of direct or indirect interests	Place of incorporation	Principal activities

Ryde Group (BVI) Ltd	February 22, 2023	100%	British Virgin Islands	Dormant
RCS (BVI) Ltd	May 14, 2024	100%	British Virgin Islands	Dormant
RGT (BVI) Ltd	May 14, 2024	100%	British Virgin Islands	Dormant
Ryde Technologies Pte. Ltd.	September 2, 2014	99.26%	Singapore	Mobility and quick commerce solutions
RGTC Pte Ltd	August 2, 2024	100%	Singapore	Dormant
RCSR Pte Ltd	November 1, 2024	100%	Singapore	Dormant
Meili Technologies Pte. Ltd.	November 30, 2020	99.26%	Singapore	Quick Commerce solutions
Meili Technologies (M) Sdn. Bhd.	December 16, 2021	99.26%	Malaysia	Dormant